Investment In Properties (Schedule Of Investment In Properties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment In Properties [Abstract]
Operating properties	$ 3,100,172	$ 2,954,754
Properties under redevelopment	4,284	3,316
Properties under development	9,525	55,698
Properties in pre-development including land held	47,082	23,668
Total investment in properties	3,161,063	3,037,436
Less accumulated depreciation and amortization	(589,314)	(528,705)
Net Investment in Properties	$ 2,571,749	$ 2,508,731